Annual Total Returns- JPMorgan Insurance Trust US Equity Portfolio (Class 1 Shares) [BarChart] - Class 1 Shares - JPMorgan Insurance Trust US Equity Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.87%)	17.65%	36.22%	13.90%	0.86%	10.94%	22.33%	(6.16%)	31.75%	25.26%